Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Cash flows from operating activities:
Net (loss)	$ (2,665,779)	$ (3,565,272)
Adjustments to reconcile net (loss) income to net cash (used in) operating activities:
Interest earned on marketable securities held in trust account		(403,984)
Depreciation expense	57,473	5,298
Amortization expense	211,067	85,677
Impairment of cost method investment		150,000
Debt forgiveness income	(93,761)	(369,206)
Issuance of shares for services	161,776	2,170,110
Changes in operating assets and liabilities:
Accounts receivable	(127,653)
Inventory	(15,787)
Prepaid expenses	(5,588)	3,170
Security deposits	(2,568)	(12,318)
Deferred brokerage fees	(18,592)
Deferred revenues	123,882
Accounts payable	123,142
Deferred legal fees		(100,000)
Accrued expenses	729,902	641,270
Net cash used in operating activities	(1,522,486)	(1,395,255)
Cash flows from investing activities:
Cash purchased in acquisition	26,180	75,930
Lease liability net of lease asset	(776)	775
Investment at cost		(150,000)
Purchase of property and equipment	(163,472)	(122,529)
Net cash (used in) investing activities	(138,068)	(195,824)
Cash flows from financing activities:
Proceeds from sale of Private Units	87,700	1,925,000
Proceeds from note payable - related party, net	192,048	12,143
Deferred financing costs	(98,198)
Non-controlling interest of original investment in subsidiaries	24,054
Private placement funds received	75,000
Settlement of redeemable common stock		(46,291,685)
Cash held in trust account used to settle common stock redemption obligation		(7,620,432)
Cash in trust		54,648,148
Net cash provided by financing activities	280,604	2,673,174
Net change in cash and cash equivalents	(1,379,950)	1,082,095
Cash and cash equivalents - beginning of period	1,540,158	458,063
Cash and cash equivalents - end of period	160,208	1,540,158
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest
Cash paid for income taxes
Supplemental Non-Cash Investing and Financing Information
Common stock issued for consideration in an acquisition	$ 1,440,000	$ 6,090,000